Acquisitions and Other Transactions - Acquisitions of Royalty Portfolio from Victoria Gold Corp (Details) - Acquisition Of Portfolio Of Royalties And Contingent Payment Assets - Portfolio Of Royalties And Contingent Payment Assets PricewaterhouseCoopers Inc.
$ in Millions, $ in Millions
	Feb. 24, 2026 CAD ($) item	Feb. 24, 2026 USD ($) item	Feb. 24, 2026 USD ($)
Disclosure of detailed information about business combination [line items]
Number of royalties acquired | item	6	6
Cash transferred	$ 55.0		$ 40.1
Amount of royalty buydown | $	$ 10.0
Number of additional royalties | item	3	3
AurMac Property Of Banyan Gold Corporation In Yukon
Disclosure of detailed information about business combination [line items]
Percentage of NSR acquired	6.00%		6.00%
Maximum royalty percentage to be bought back	5.00%		5.00%
Amount of royalty buydown | $		$ 7.3
Hylans Property Of Banyan Gold Corporation In Yukon
Disclosure of detailed information about business combination [line items]
Percentage of NSR acquired	1.00%		1.00%